Fair value measurements (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Fair Value Disclosures [Abstract]
Short-Term Investments	$ 384				¥ 2,803
Gain on short-term investments	$ 3	¥ 23		¥ 500